Accounts Receivable - Aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable-third parties	$ 82,434	$ 46,743
Not later than 3 months
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable-third parties	78,288	42,434
Between 3 months to 6 months
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable-third parties	2,867	3,118
Between 6 months to 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable-third parties	78	23
Later than 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account receivable-third parties	$ 1,201	$ 1,168